Inventory (Tables)	6 Months Ended
Mar. 31, 2022
Inventory
Schedule of inventory

	March 31,	September 30,
	2022	2021
	(unaudited)
Raw materials	$603,792	$932,145
Finished goods	251,592	184,468
Total	$855,384	$1,116,613